UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010
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Check here if Amendment [ ]; Amendment Number: _______
     This Amendment (Check only one.):      [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBC Capital Markets, LLC*
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Address:  One Liberty Plaza
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          165 Broadway
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          New York, NY 10006
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Form 13F File Number: 28-04069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Penn
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Title:    Regulatory Counsel
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Phone:    212-858-7116
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Signature, Place, and Date of Signing:

/s/ John Penn                New York, NY         November 12, 2010
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[Signature]                  [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings  reported are in this report, and all
holdings are reported by other reporting      manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File                      Number   Name
       28-11396                           Royal Bank of Canada

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* Effective  at  4:01  p.m. (EDT)  on  November  1, 2010,  RBC  Capital  Markets
  Corporation converted into a limited liability company and changed its name to RBC Capital Markets, LLC. The company's jurisdiction of formation remains Minnesota, and its ultimate parent company continues to be Royal Bank of
  Canada.   There  have  been no resultant changes with respect to the company's management, assets, liabilities or the manner in which it conducts its business.